Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Net assets (liabilities) [abstract]
Derivative financial assets	£ 266,312		£ 302,380
Derivative financial instruments	254,849		£ 289,620
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	20,795
Ending balance, financial assets	20,466
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(7,469)
Ending balance, financial liabilities	(6,420)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	13,326	£ 9,552
Purchases, fair value measurement, assets (liabilities) net	3,947	9,586
Sales, fair value measurement, assets (liabilities) net	(2,844)	(7,126)
Issues, fair value measurement, assets (liabilities) net	(226)	(13)
Settlements, fair value measurement, assets (liabilities) net	(1,245)	(695)
Total gains or losses recognised in OCI, assets (liabilities) net	(2)	(1)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	1,394	636
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	96	78
Ending balance, assets (liabilities)	14,046	12,851
Derivative financial assets	4,533	3,873
Derivative financial instruments	5,268	4,379
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(356)	687
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(44)	147
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	5	7
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	2	5
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(3)	(1)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(1,189)	(2,049)
Purchases, fair value measurement, assets (liabilities) net	(279)	(94)
Sales, fair value measurement, assets (liabilities) net	5	5
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(47)	218
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	504	217
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	459	358
Ending balance, assets (liabilities)	(735)	(506)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(188)	849
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	(10)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(56)	(27)
Purchases, fair value measurement, liabilities	(16)	(35)
Sales, fair value measurement, liabilities	4	3
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(8)	0
Transfers out of Level 3 of fair value hierarchy, liabilities	9	6
Ending balance, financial liabilities	(52)	(82)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	15	(29)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(1,050)	(410)
Purchases, fair value measurement, liabilities	0	(5)
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(226)	(13)
Settlements, fair value measurement, liabilities	0	47
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(290)	(81)
Transfers out of Level 3 of fair value hierarchy, liabilities	463	37
Ending balance, financial liabilities	(1,100)	(447)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	4	(22)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(1)	0
Interest rate derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,362
Ending balance, financial assets	2,523
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(2,858)
Ending balance, financial liabilities	(2,043)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(496)	(260)
Purchases, fair value measurement, assets (liabilities) net	2	25
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	19	(4)
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	544	271
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	446	6
Ending balance, assets (liabilities)	480	(276)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(35)	(305)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	(9)
Foreign exchange derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,513
Ending balance, financial assets	182
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(1,474)
Ending balance, financial liabilities	(177)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	39	2
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	0	(9)
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	12	(65)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(15)	25
Ending balance, assets (liabilities)	5	226
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(31)	273
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	0
Credit derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	290
Ending balance, financial assets	342
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(603)
Ending balance, financial liabilities	(694)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(313)	(386)
Purchases, fair value measurement, assets (liabilities) net	(191)	(36)
Sales, fair value measurement, assets (liabilities) net	5	5
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	66	60
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	52	20
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	16	55
Ending balance, assets (liabilities)	(352)	(381)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	13	(99)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	0
Equity derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,009
Ending balance, financial assets	1,488
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(1,428)
Ending balance, financial liabilities	(2,356)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(419)	(1,405)
Purchases, fair value measurement, assets (liabilities) net	(90)	(83)
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(132)	171
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(104)	(9)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	12	272
Ending balance, assets (liabilities)	(868)	(75)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(135)	980
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	(1)
Corporate debt | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,677
Ending balance, financial assets	1,769
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(49)
Ending balance, financial liabilities	(35)
Non-asset backed loans | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	9,949
Ending balance, financial assets	9,631
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Private equity investments | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,291
Ending balance, financial assets	1,280
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(8)
Ending balance, financial liabilities	(8)
Reverse repurchase and repurchase agreements | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	37
Ending balance, financial assets	44
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(434)
Ending balance, financial liabilities	(643)
Other | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,667
Ending balance, financial assets	3,207
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(615)
Ending balance, financial liabilities	(464)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	6,480	2,281
Purchases, fair value measurement, assets	2,285	2,957
Sales, fair value measurement, assets	(1,876)	(781)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(402)	(319)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1,022	284
Transfers out of Level 3 of fair value hierarchy, assets	(676)	(291)
Ending balance, financial assets	6,799	4,256
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(34)	125
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	597	389
Purchases, fair value measurement, assets	336	90
Sales, fair value measurement, assets	(118)	(144)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(53)	(17)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	36	43
Transfers out of Level 3 of fair value hierarchy, assets	(29)	(11)
Ending balance, financial assets	774	404
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	5	54
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	4,837	758
Purchases, fair value measurement, assets	919	2,448
Sales, fair value measurement, assets	(1,152)	(459)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(311)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	556	50
Transfers out of Level 3 of fair value hierarchy, assets	(334)	(113)
Ending balance, financial assets	4,519	2,695
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	4	11
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,046	1,134
Purchases, fair value measurement, assets	1,030	419
Sales, fair value measurement, assets	(606)	(178)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(38)	(302)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	430	191
Transfers out of Level 3 of fair value hierarchy, assets	(313)	(167)
Ending balance, financial assets	1,506	1,157
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(43)	60
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	9,125	9,712
Purchases, fair value measurement, assets	1,897	6,763
Sales, fair value measurement, assets	(977)	(6,352)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(795)	(641)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	120	210
Transfers out of Level 3 of fair value hierarchy, assets	(159)	(32)
Ending balance, financial assets	9,018	9,582
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(153)	(236)
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(40)	158
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,079	816
Purchases, fair value measurement, assets	0	45
Sales, fair value measurement, assets	(120)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(148)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	936	768
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(20)	55
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(3)	0
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	5,112	5,647
Purchases, fair value measurement, assets	1,051	1,847
Sales, fair value measurement, assets	(305)	(757)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(641)	(484)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	50	52
Transfers out of Level 3 of fair value hierarchy, assets	(114)	(9)
Ending balance, financial assets	5,065	5,962
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(46)	(334)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(42)	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,284	1,095
Purchases, fair value measurement, assets	50	99
Sales, fair value measurement, assets	(22)	(16)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(3)	(1)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	2	59
Transfers out of Level 3 of fair value hierarchy, assets	0	(4)
Ending balance, financial assets	1,275	1,290
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(50)	84
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	14	(26)
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	38	13
Purchases, fair value measurement, assets	0	66
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(12)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	46	95
Transfers out of Level 3 of fair value hierarchy, assets	(29)	0
Ending balance, financial assets	44	178
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(11)	16
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,612	2,141
Purchases, fair value measurement, assets	796	4,706
Sales, fair value measurement, assets	(530)	(5,579)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(151)	4
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	22	4
Transfers out of Level 3 of fair value hierarchy, assets	(16)	(19)
Ending balance, financial assets	1,698	1,384
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(26)	(57)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(9)	184
Assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	11	38
Purchases, fair value measurement, assets	60	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1)	0
Total gains or losses recognised in OCI, assets	(2)	(1)
Transfers into Level 3 of fair value hierarchy, assets	46	6
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	114	43
Assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	0
Purchases, fair value measurement, assets	13
Sales, fair value measurement, assets	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	46
Transfers out of Level 3 of fair value hierarchy, assets	0
Ending balance, financial assets	59
Assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	0	0
Purchases, fair value measurement, assets	47	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	1
Transfers into Level 3 of fair value hierarchy, assets	0	6
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	47	7
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	7
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	(2)
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Ending balance, financial assets	5
Assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	4
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	(1)
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Ending balance, financial assets	3
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets		38
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		(2)
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		36
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		£ 0